Hotchkis & Wiley Value Opportunities Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 94.0%		Shares	Value
Automobile Components - 0.8%
Aptiv PLC (a)		77,400	$6,673,428

Automobiles - 2.3%
General Motors Co.		298,250	18,184,303

Banks - 4.1%
Citigroup, Inc.		135,200	13,722,800
Citizens Financial Group, Inc.		31,600	1,679,856
Popular, Inc.		62,000	7,874,620
Wells Fargo & Co.		110,900	9,295,638
			32,572,914

Beverages - 0.9%
Constellation Brands, Inc. - Class A		21,800	2,935,806
Heineken NV - ADR		99,600	3,891,372
			6,827,178

Broadline Retail - 0.0%(b)
Articore Group Ltd. (a)		1,991,054	357,872

Capital Markets - 3.3%
Bank of New York Mellon Corp.		72,700	7,921,392
Goldman Sachs Group, Inc.		13,500	10,750,725
State Street Corp.		61,200	7,099,812
			25,771,929

Chemicals - 6.5%
Ecovyst, Inc. (a)		848,600	7,433,736
Fuso Chemical Co. Ltd.		563,400	18,638,360
Iracore Investments Holdings, Inc. (Acquired 4/13/2017, Cost $6,892,250) (a)(c)(d)(e)		32,422	7,786,143
Olin Corp.		403,800	10,090,962
PPG Industries, Inc.		55,800	5,865,138
UTEX Industries, Inc. (Acquired 5/11/2021, Cost $757,278) (a)(c)(e)		24,058	1,103,059
			50,917,398

Communications Equipment - 13.0%
F5, Inc. (a)		196,890	63,632,879
Telefonaktiebolaget LM Ericsson - ADR		4,689,200	38,779,684
			102,412,563

Construction & Engineering - 0.3%
Fluor Corp. (a)		61,700	2,595,719

Consumer Finance - 1.7%
SLM Corp.		472,713	13,084,696

Electronic Equipment, Instruments & Components - 0.9%
Avnet, Inc.		138,800	7,256,464

Energy Equipment & Services - 6.7%
Baker Hughes Co.		187,800	9,149,616
NOV, Inc.		1,087,900	14,414,675
Schlumberger NV		839,670	28,859,458
			52,423,749

Financial Services - 0.7%
Fiserv, Inc. (a)		41,300	5,324,809

Ground Transportation - 3.6%
U-Haul Holding Co.		562,200	28,615,980

Health Care Equipment & Supplies - 3.2%
GE HealthCare Technologies, Inc.		248,200	18,639,820
Medtronic PLC		70,300	6,695,372
			25,335,192

Health Care Providers & Services - 4.3%
Elevance Health, Inc.		53,600	17,319,232
Humana, Inc.		24,800	6,452,216
UnitedHealth Group, Inc.		29,600	10,220,880
			33,992,328

Hotels, Restaurants & Leisure - 0.7%
Marriott Vacations Worldwide Corp.		86,800	5,777,408

Household Products - 1.1%
Henkel AG & Co. KGaA		122,500	9,092,787

Industrial Conglomerates - 2.2%
Siemens AG - ADR		42,000	5,670,420
Siemens AG		42,800	11,555,093
			17,225,513

Insurance - 0.4%
Global Indemnity Group LLC - Class A		102,500	2,977,615

Interactive Media & Services - 1.3%
Alphabet, Inc. - Class A		41,600	10,112,960

Machinery - 1.3%
Cummins, Inc.		11,200	4,730,544
Stanley Black & Decker, Inc.		73,900	5,492,987
			10,223,531

Media - 6.6%
Comcast Corp. - Class A		302,600	9,507,692
Havas NV		12,456,100	22,963,140
Stagwell, Inc. (a)		2,716,800	15,295,584
WPP PLC - ADR		156,100	3,910,305
			51,676,721

Metals & Mining - 0.0%(b)
Metals Recovery Holdings LLC (Acquired 7/24/2014 - 12/10/2019, Cost $6,965,758) (a)(c)(e)		7,042	2,324

Multi-Utilities - 2.7%
Dominion Energy, Inc.		348,700	21,329,979

Oil, Gas & Consumable Fuels - 6.5%
APA Corp.		598,000	14,519,440
California Resources Corp.		33,800	1,797,484
ConocoPhillips		61,900	5,855,121
Kosmos Energy Ltd. (a)		788,800	1,309,408
Murphy Oil Corp.		235,100	6,679,191
Ovintiv, Inc.		262,900	10,615,902
Shell PLC - ADR		148,350	10,611,476
			51,388,022

Passenger Airlines - 2.2%
Qantas Airways Ltd.		2,359,620	17,050,137

Real Estate Management & Development - 1.5%
Jones Lang LaSalle, Inc. (a)		38,800	11,573,264

Software - 13.6%
Microsoft Corp.		32,310	16,734,964
Salesforce, Inc.		88,500	20,974,500
Workday, Inc. - Class A (a)		270,820	65,194,499
Workiva, Inc. (a)		48,800	4,200,704
			107,104,667

Specialty Retail - 0.4%
Lithia Motors, Inc.		9,400	2,970,400

Support Activities for Oil and Gas Operations - 0.0%(b)
Mcdermott International Ltd. (a)		6,659	132,518

Tobacco - 1.2%
Philip Morris International, Inc.		58,860	9,547,092
TOTAL COMMON STOCKS (Cost $617,405,417)			740,531,460

EXCHANGE TRADED FUNDS - 1.6%		Shares	Value
Vanguard Long-Term Treasury ETF		230,100	13,083,486
TOTAL EXCHANGE TRADED FUNDS (Cost $12,700,553)			13,083,486

PURCHASED OPTIONS - 1.1%(a)	Notional Amount	Contracts	Value
Put Options - 1.1%(f)(g)			$–
Digital Realty Trust, Inc., Expiration: 01/15/2027; Exercise Price: $170.00	$6,050,800	350	666,750
Invesco QQQ Trust Series 1, Expiration: 12/19/2025; Exercise Price: $550.00	46,228,490	770	560,560
United Parcel Service, Inc.
Expiration: 01/15/2027; Exercise Price: $90.00	$32,910,820	3,940	6,658,600
Expiration: 01/21/2028; Exercise Price: $80.00	4,260,030	510	776,730
TOTAL PURCHASED OPTIONS (Cost $7,983,483)			8,662,640

PREFERRED STOCKS - 0.5%		Shares	Value
Financial Services - 0.5%
Federal Home Loan Mortgage Corp.		–	$–
Series K, 5.79%, Perpetual (a)		33,300	860,306
Series N, 0.00%, Perpetual (a)(h)		116,400	2,426,940
Series S, 0.00%, Perpetual (a)(h)		18,400	436,816
TOTAL PREFERRED STOCKS (Cost $268,508)			3,724,062

BANK LOANS - 0.4%		Par	Value
Chemicals - 0.2%
Iracore International, Inc., 13.48% (1 mo. LIBOR US + 9.00%), 04/12/2026 (Acquired 4/13/2017, Cost $1,685,735) (c)(e)(i)		1,685,735	1,685,735

Energy Equipment & Services - 0.2%
Lealand Finance Co. BV First Lien
7.43% (1 mo. Term SOFR + 3.00%), 06/30/2027 (Acquired 6/30/2020, Cost $442,883) (e)		442,883	360,212
8.43% Cash and 3.00% PIK (1 mo. Term SOFR + 1.00%), 12/31/2027 (Acquired 6/30/2020 - 9/30/2025, Cost $1,542,389) (e)		1,515,995	1,086,468
			1,446,680
TOTAL BANK LOANS (Cost $3,671,007)			3,132,415

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.2%		Shares	Value
Real Estate Management & Development - 0.2%
Seritage Growth Properties - Class A (a)		307,200	1,305,600
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,374,890)			1,305,600

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.7%		Shares	Value
First American Government Obligations Fund - Class X, 4.05%(j)		21,361,717	21,361,717
TOTAL MONEY MARKET FUNDS (Cost $21,361,717)			21,361,717

TIME DEPOSITS - 0.0%(b)		Par	Value
Royal Bank of Canada, 3.44%, 10/01/2025 (k)		68,147	68,147
TOTAL TIME DEPOSITS (Cost $68,147)			68,147

TOTAL INVESTMENTS - 100.5% (Cost $664,833,722)			791,869,527
Liabilities in Excess of Other Assets - (0.5)%			(4,192,970)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$787,676,557
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

ADR - American Depositary Receipt
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $10,577,261 or 1.3% of net assets as of September 30, 2025.

(d)	Affiliated security as defined by the Investment Company Act of 1940

					Net Change in
					Unrealized
	Value at			Net Realized	Appreciation/	Value at		Shares Held at
Issuer Name	June 30, 2025	Purchases	Sales	Gains (Losses)	Depreciation	September 30, 2025	Dividends	September 30, 2025
Iracore Investments Holdings, Inc.	$7,866,226	$-	$-	$-	$(80,083)	$7,786,143	$-	$32,422

	$7,866,226	$-	$-	$-	$(80,083)	$7,786,143	$-

(e)
Restricted security purchased in a private placement transaction in which resale to the public may require registration. As of September 30, 2025, the value of these securities total $12,023,941 or 1.5% of the Fund’s net assets.

(f)	100 shares per contract.
(g)	Exchange-traded.
(h)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2025.

(i)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(j)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(k)	Invested through a cash management account administered by Brown Brothers Harriman & Co.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Hotchkis & Wiley Value Opportunities Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$651,982,545	$79,657,389	$8,891,526	$740,531,460
Exchange Traded Funds	13,083,486	–	–	13,083,486
Purchased Options	7,995,890	666,750	–	8,662,640
Preferred Stocks	2,863,756	860,306	–	3,724,062
Bank Loans	–	1,446,680	1,685,735	3,132,415
Real Estate Investment Trusts - Common	1,305,600	–	–	1,305,600
Money Market Funds	21,361,717	–	–	21,361,717
Time Deposits	–	68,147	–	68,147
Total Investments	$698,592,994	$82,699,272	$10,577,261	$791,869,527

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

The following table provides information about the Level 3 values, as well as their inputs, as of September 30, 2025:

	Fair Value at September 30, 2025	Valuation Techniques	Unobservable Inputs	Input Values (Weighted Average)*	Impact to Valuation from an Increase to Input

Common Stocks	$2,324	Estimated recovery value	Probability of asset recovery	$0.60	Increase
	8,889,202	Market comparable companies	EBIT multiple	10.0x - 10.1x (10.1x)	Increase
Total Common Stocks	8,891,526

Bank Loans	1,685,735	Market comparable securities	N/A	$100.00	Increase
	$10,577,261

* Unobservable inputs were weighted by the fair value of the investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Bank Loans	Total
Balance at June 30, 2025	$8,866,692	$1,685,735	$10,552,427
Purchases	-	-	-
Sales	-	-	-
Accrued discounts (premiums)	-	-	-
Realized gains (losses)	-	-	-
Change in unrealized appreciation/depreciation	24,834	-	24,834
Transfers into Level 3	-	-	-
Balance at September 30, 2025	$8,891,526	$1,685,735	$10,577,261

Change in unrealized appreciation/depreciation for Level 3 assets held at September 30, 2025	$24,834	$-	$24,834